CASH (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Details
Bank balances and cash	$ 376,064,243	$ 390,646,863
Less: Restricted cash	(114,803,746)	(145,413,726)
Less: Certificates of deposit	(24,200,075)	(16,372,128)
Cash	237,060,422	228,861,009	246,600,917	119,477,298
Certificates of deposit		$ 3,210,221